Other assets - Summary of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Long-term value added tax and other taxes recoverable	$ 55,394	$ 38,822
Prepaid forestry fees	1,403	1,824
Prepaid loan costs	1,487	2,020
Investment in marketable securities and debt securities	61,611	59,849
Other	170	1,508
Total other assets	$ 120,065	$ 104,023